First Trust Multi-Manager Small Cap Opportunities ETF (MMSC)
Portfolio of Investments
May 31, 2026 (Unaudited)

Shares	Description	Value
COMMON STOCKS — 98.7%
	Aerospace & Defense — 7.4%
1,654	AeroVironment, Inc. (a)	$342,775
1,517	BWX Technologies, Inc.	297,150
796	Carpenter Technology Corp.	373,308
583	Curtiss-Wright Corp.	435,857
3,863	Firefly Aerospace, Inc. (a)	179,591
857	FTAI Aviation Ltd.	223,111
6,464	Karman Holdings, Inc. (a)	371,680
4,077	Kratos Defense & Security Solutions, Inc. (a)	261,458
8,823	Leonardo DRS, Inc.	430,209
6,519	Park Aerospace Corp.	207,761
2,501	TAT Technologies Ltd. (a)	108,318
2,658	VSE Corp.	492,129
4,372	York Space Systems, Inc. (a)	142,702
		3,866,049
	Air Freight & Logistics — 0.3%
4,313	Hub Group, Inc., Class A	179,162
	Automobile Components — 0.4%
6,843	Garrett Motion, Inc.	224,177
	Banks — 0.6%
2,481	BankUnited, Inc.	115,094
2,474	Customers Bancorp, Inc. (a)	185,896
		300,990
	Beverages — 0.4%
3,022	Vita Coco (The) Co., Inc. (a)	227,043
	Biotechnology — 10.8%
3,140	Alkermes PLC (a)	132,477
4,048	Apogee Therapeutics, Inc. (a)	332,503
3,305	Arrowhead Pharmaceuticals, Inc. (a)	257,493
3,856	Celldex Therapeutics, Inc. (a)	121,194
2,118	CG Oncology, Inc. (a)	131,930
1,151	Dianthus Therapeutics, Inc. (a)	107,055
7,149	Exelixis, Inc. (a)	360,882
4,569	Halozyme Therapeutics, Inc. (a)	304,021
7,075	Immunome, Inc. (a)	154,447
3,204	Kymera Therapeutics, Inc. (a)	260,870
440	Madrigal Pharmaceuticals, Inc. (a)	218,799
558	Natera, Inc. (a)	124,640
1,307	Nuvalent, Inc., Class A (a)	144,280
1,554	Praxis Precision Medicines, Inc. (a)	543,853
2,139	Protagonist Therapeutics, Inc. (a)	212,959
3,490	PTC Therapeutics, Inc. (a)	257,736
4,801	Scholar Rock Holding Corp. (a)	236,689
5,695	Spyre Therapeutics, Inc. (a)	418,582
Shares	Description	Value

	Biotechnology (Continued)
11,744	Travere Therapeutics, Inc. (a)	$554,082
6,191	Twist Bioscience Corp. (a)	413,992
6,855	Xenon Pharmaceuticals, Inc. (a)	375,174
		5,663,658
	Broadline Retail — 0.8%
3,604	Global-e Online Ltd. (a)	110,427
3,762	Ollie’s Bargain Outlet Holdings, Inc. (a)	307,092
		417,519
	Building Products — 1.7%
2,324	AAON, Inc.	325,825
1,410	Modine Manufacturing Co. (a)	393,263
3,174	Zurn Elkay Water Solutions Corp.	149,178
		868,266
	Capital Markets — 2.6%
5,219	Bullish (a)	182,195
4,254	Piper Sandler Cos.	333,556
2,370	StoneX Group, Inc. (a)	268,640
6,421	Virtu Financial, Inc., Class A	322,013
11,887	WisdomTree, Inc.	226,447
		1,332,851
	Chemicals — 0.7%
1,300	Balchem Corp.	203,749
2,884	Methanex Corp.	170,444
		374,193
	Commercial Services & Supplies — 0.3%
9,257	Onterris, Inc. (a)	148,205
	Communications Equipment — 1.2%
177	Ciena Corp. (a)	102,701
599	Lumentum Holdings, Inc. (a)	512,121
		614,822
	Construction & Engineering — 3.6%
1,657	Construction Partners, Inc., Class A (a)	192,991
672	Dycom Industries, Inc. (a)	342,720
1,372	Everus Construction Group, Inc. (a)	204,113
2,056	Legence Corp., Class A (a)	172,169
295	MYR Group, Inc. (a)	137,193
1,621	Primoris Services Corp.	203,889
5,147	Solv Energy, Inc., Class A (a)	182,873
518	Sterling Infrastructure, Inc. (a)	445,915
		1,881,863
	Construction Materials — 0.3%
5,908	James Hardie Industries PLC (a)	137,538

First Trust Multi-Manager Small Cap Opportunities ETF (MMSC)
Portfolio of Investments (Continued)
May 31, 2026 (Unaudited)
Shares	Description	Value
COMMON STOCKS (Continued)
	Consumer Finance — 2.8%
3,545	Encore Capital Group, Inc. (a)	$283,352
15,913	EZCORP, Inc., Class A (a)	497,122
3,021	FirstCash Holdings, Inc.	664,348
		1,444,822
	Diversified Consumer Services — 0.6%
1,969	Bright Horizons Family Solutions, Inc. (a)	123,299
4,998	Universal Technical Institute, Inc. (a)	186,975
		310,274
	Electrical Equipment — 6.9%
4,333	American Superconductor Corp. (a)	220,723
14,749	Amprius Technologies, Inc. (a)	299,110
4,127	Bloom Energy Corp., Class A (a)	1,176,195
25,939	Eos Energy Enterprises, Inc. (a)	218,666
3,695	Forgent Power Solutions, Inc. (a)	201,969
591	Generac Holdings, Inc. (a)	164,245
3,176	Nextpower, Inc., Class A (a)	496,726
1,635	Powell Industries, Inc.	465,027
1,116	Vicor Corp. (a)	373,681
		3,616,342
	Electronic Equipment, Instruments & Components — 5.1%
757	Advanced Energy Industries, Inc.	228,750
3,033	Cognex Corp.	199,723
1,145	Coherent Corp. (a)	413,883
1,017	Fabrinet (a)	665,281
7,228	Mirion Technologies, Inc. (a)	132,128
10,119	nLight, Inc. (a)	750,020
1,156	TTM Technologies, Inc. (a)	200,820
414	Vishay Precision Group, Inc. (a)	51,879
		2,642,484
	Energy Equipment & Services — 2.8%
4,412	Archrock, Inc.	147,758
4,192	Innovex International, Inc. (a)	111,968
6,737	Solaris Energy Infrastructure, Inc.	468,491
6,045	TechnipFMC PLC	413,599
2,985	Tidewater, Inc. (a)	219,368
1,197	Weatherford International PLC	124,057
		1,485,241
	Entertainment — 0.2%
3,214	IMAX Corp. (a)	127,531
Shares	Description	Value

	Financial Services — 0.3%
814	Sezzle, Inc. (a)	$96,174
2,679	Toast, Inc., Class A (a)	69,734
		165,908
	Ground Transportation — 1.3%
4,636	Knight-Swift Transportation Holdings, Inc.	350,621
707	Saia, Inc. (a)	333,965
		684,586
	Health Care Equipment & Supplies — 1.6%
3,269	Axogen, Inc. (a)	129,060
1,448	Glaukos Corp. (a)	149,651
2,462	Globus Medical, Inc., Class A (a)	201,588
571	Insulet Corp. (a)	82,761
2,304	iRhythm Holdings, Inc. (a)	262,426
		825,486
	Health Care Providers & Services — 1.3%
3,935	Guardant Health, Inc. (a)	510,330
2,107	HealthEquity, Inc. (a)	185,395
		695,725
	Hotels, Restaurants & Leisure — 2.5%
1,150	Cava Group, Inc. (a)	89,309
24,599	First Watch Restaurant Group, Inc. (a)	286,086
39,488	Genius Sports Ltd. (a)	231,400
11,246	Rush Street Interactive, Inc. (a)	284,974
12,703	Sportradar Group AG, Class A (a)	167,807
1,418	Wingstop, Inc.	222,569
		1,282,145
	Household Durables — 0.2%
611	Installed Building Products, Inc.	128,298
	Independent Power and Renewable Electricity Producers — 0.3%
1,035	Ormat Technologies, Inc.	142,033
	Insurance — 1.3%
5,057	Neptune Insurance Holdings, Inc., Class A (a)	141,950
2,679	Palomar Holdings, Inc. (a)	286,760
7,189	Ryan Specialty Holdings, Inc.	228,970
		657,680
	IT Services — 0.4%
1,398	DigitalOcean Holdings, Inc. (a)	218,018

First Trust Multi-Manager Small Cap Opportunities ETF (MMSC)
Portfolio of Investments (Continued)
May 31, 2026 (Unaudited)
Shares	Description	Value
COMMON STOCKS (Continued)
	Life Sciences Tools & Services — 2.3%
8,922	BioLife Solutions, Inc. (a)	$222,336
3,624	Bio-Techne Corp.	187,288
1,753	ICON PLC (a)	238,531
532	Medpace Holdings, Inc. (a)	237,863
46	OmniAb, Inc. - 12.5 Earnout Shares (a) (b) (c) (d) (e)	0
46	OmniAb, Inc. - 15 Earnout Shares (a) (b) (c) (d) (e)	0
2,659	Repligen Corp. (a)	329,583
		1,215,601
	Machinery — 3.0%
2,424	CECO Environmental Corp. (a)	181,194
720	ESCO Technologies, Inc.	210,168
1,115	Federal Signal Corp.	118,970
8,784	Kornit Digital Ltd. (a)	141,686
1,221	Lindsay Corp.	133,443
807	RBC Bearings, Inc. (a)	461,572
801	SPX Technologies, Inc. (a)	173,545
2,548	Terex Corp.	148,243
		1,568,821
	Metals & Mining — 1.4%
9,183	Almonty Industries, Inc. (a)	180,538
1,780	Century Aluminum Co. (a)	117,427
2,676	MP Materials Corp. (a)	173,137
2,278	Pan American Silver Corp.	129,823
12,540	U.S. Antimony Corp. (a)	112,609
		713,534
	Oil, Gas & Consumable Fuels — 3.4%
3,840	Antero Resources Corp. (a)	137,280
2,436	Cameco Corp.	274,537
1,058	Chord Energy Corp.	139,518
650	Gulfport Energy Corp. (a)	109,584
8,646	Magnolia Oil & Gas Corp., Class A	236,555
3,114	Matador Resources Co.	166,910
2,955	PBF Energy, Inc., Class A	120,269
23,472	Uranium Energy Corp. (a)	323,209
5,652	Viper Energy, Inc., Class A	257,166
		1,765,028
	Pharmaceuticals — 4.9%
1,129	Axsome Therapeutics, Inc. (a)	264,728
11,043	Crinetics Pharmaceuticals, Inc. (a)	392,579
9,471	Definium Therapeutics, Inc. (a)	229,103
9,620	Edgewise Therapeutics, Inc. (a)	328,619
5,571	Indivior Pharmaceuticals, Inc. (a)	200,667
1,851	Ligand Pharmaceuticals, Inc. (a)	429,358
Shares	Description	Value

	Pharmaceuticals (Continued)
7,698	Septerna, Inc. (a)	$232,480
2,531	Structure Therapeutics, Inc., ADR (a)	99,569
5,160	Supernus Pharmaceuticals, Inc. (a)	238,289
1,124	Tarsus Pharmaceuticals, Inc. (a)	66,766
13,973	WaVe Life Sciences Ltd. (a)	91,942
		2,574,100
	Professional Services — 2.5%
3,584	Maximus, Inc.	221,957
17,060	Planet Labs PBC (a)	872,448
2,179	UL Solutions, Inc., Class A	216,811
		1,311,216
	Semiconductors & Semiconductor Equipment — 10.8%
1,773	Ambarella, Inc. (a)	127,975
1,690	Camtek Ltd. (a)	290,105
4,892	Credo Technology Group Holding Ltd. (a)	1,154,659
1,064	Impinj, Inc. (a)	160,664
2,619	Lattice Semiconductor Corp. (a)	385,202
1,976	MACOM Technology Solutions Holdings, Inc. (a)	720,529
822	Onto Innovation, Inc. (a)	212,273
2,935	Power Integrations, Inc.	246,540
3,983	Rambus, Inc. (a)	579,367
1,583	Semtech Corp. (a)	241,471
1,103	Silicon Laboratories, Inc. (a)	240,013
1,133	Silicon Motion Technology Corp., ADR	313,694
735	SiTime Corp. (a)	521,997
875	Tower Semiconductor Ltd. (a)	223,326
2,552	Ultra Clean Holdings, Inc. (a)	218,375
		5,636,190
	Software — 6.8%
2,048	Agilysys, Inc. (a)	177,275
5,968	Braze, Inc., Class A (a)	152,960
9,061	Cipher Digital, Inc. (a)	214,293
2,797	Descartes Systems Group (The), Inc. (a)	206,335
6,414	Five9, Inc. (a)	156,181
1,064	Guidewire Software, Inc. (a)	162,441
961	InterDigital, Inc.	242,258
3,840	JFrog Ltd. (a)	305,203
1,910	Manhattan Associates, Inc. (a)	286,595
13,865	Netskope, Inc., Class A (a)	168,321
6,086	PAR Technology Corp. (a)	93,968
2,994	Rubrik, Inc., Class A (a)	235,418
10,182	SailPoint, Inc. (a)	191,727
8,745	SentinelOne, Inc., Class A (a)	144,730

First Trust Multi-Manager Small Cap Opportunities ETF (MMSC)
Portfolio of Investments (Continued)
May 31, 2026 (Unaudited)
Shares	Description	Value
COMMON STOCKS (Continued)
	Software (Continued)
12,507	Terawulf, Inc. (a)	$319,679
8,292	Varonis Systems, Inc. (a)	283,172
10,517	Zeta Global Holdings Corp., Class A (a)	240,734
		3,581,290
	Specialty Retail — 1.9%
4,589	Academy Sports & Outdoors, Inc.	242,299
1,595	Boot Barn Holdings, Inc. (a)	270,943
1,635	Five Below, Inc. (a)	371,733
1,693	Victoria’s Secret & Co. (a)	93,115
		978,090
	Technology Hardware, Storage & Peripherals — 0.3%
2,186	Everpure, Inc., Class A (a)	173,809
	Textiles, Apparel & Luxury Goods — 0.3%
13,932	Figs, Inc., Class A (a)	163,840
	Tobacco — 0.1%
882	Turning Point Brands, Inc.	74,908
	Trading Companies & Distributors — 2.3%
768	Herc Holdings, Inc.	102,144
1,615	SiteOne Landscape Supply, Inc. (a)	175,389
9,020	Titan Machinery, Inc. (a)	196,816
7,858	Xometry, Inc., Class A (a)	748,789
		1,223,138
	Total Common Stocks	51,642,474
	(Cost $38,583,807)
MONEY MARKET FUNDS — 1.4%
704,817	Morgan Stanley Institutional Liquidity Funds - Treasury Portfolio - Institutional Class - 3.49% (f)	704,817
	(Cost $704,817)

	Total Investments — 100.1%	52,347,291
	(Cost $39,288,624)
	Net Other Assets and Liabilities — (0.1)%	(28,833)
	Net Assets — 100.0%	$52,318,458

(a)	Non-income producing security.
(b)	Pursuant to procedures adopted by the Trust’s Board of Trustees, this security has been determined to be illiquid by First Trust Advisors L.P. (the “Advisor”).
(c)	Restricted security as to resale, excluding Rule 144A securities (see Restricted Securities table).
(d)
This security is fair valued by the Advisor’s Pricing
Committee in accordance with procedures approved by the
Trust’s Board of Trustees, and in accordance with provisions of the Investment Company Act of 1940 and rules
thereunder, as amended. At May 31, 2026, securities noted as such are valued at $0 or 0.0% of net assets.

(e)	This security’s value was determined using significant unobservable inputs (see Valuation Inputs section).
(f)	Rate shown reflects yield as of May 31, 2026.

Abbreviations throughout the Portfolio of Investments:
ADR	– American Depositary Receipt

Valuation Inputs
The Fund is subject to fair value accounting standards that define fair value, establish the framework for measuring fair value and provide a three-level hierarchy for fair valuation based upon the inputs to the valuation as of the measurement date. The three levels of the fair value hierarchy are as follows:
• Level 1 – Level 1 inputs are quoted prices in active markets for identical investments.
• Level 2 – Level 2 inputs are observable inputs, either directly or indirectly. (Quoted prices for similar investments, valuations based on interest rates and yield curves, or valuations derived from observable market data.)
• Level 3 – Level 3 inputs are unobservable inputs that may reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the investment.
The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in those investments.
A summary of the inputs used to value the Fund’s investments as of May 31, 2026 is as follows:

	Total Value at 5/31/2026	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks:
Life Sciences Tools & Services	$1,215,601	$1,215,601	$—	$— **
Other Industry Categories*	50,426,873	50,426,873	—	—
Money Market Funds	704,817	704,817	—	—
Total Investments	$52,347,291	$52,347,291	$—	$— **

*	See Portfolio of Investments for industry breakout.
**	Investments are valued at $0.

First Trust Multi-Manager Small Cap Opportunities ETF (MMSC)
Portfolio of Investments (Continued)
May 31, 2026 (Unaudited)
Level 3 investments are fair valued by the Advisor’s Pricing Committee and are footnoted in the Portfolio of Investments. All Level 3 values are based on unobservable inputs.

Restricted Securities
As of May 31, 2026, the Fund held restricted securities as shown in the following table that the Advisor deemed illiquid pursuant to procedures adopted by the Trust’s Board of Trustees:

Security	Acquisition Date	Shares	Current Price	Carrying Cost	Value	% of Net Assets
OmniAb, Inc. - 12.5 Earnout Shares	11/02/22	46	$0.00	$0	$0	0.00%
OmniAb, Inc. - 15 Earnout Shares	11/02/22	46	0.00	0	0	0.00
				$0	$0	0.00%